Note 5 - Summary of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Vessels [Member]
Balance, amount	$ 32,592
Balance, Accumulated Depreciation	548
Balance, Net Book Value	32,044
— Transferred from Advances for Vessels Acquisitions / Under Construction	65,062
— Depreciation charge for the period	(1,228)
Balance, amount	97,654
Balance, Accumulated Depreciation	1,776
Balance, Net Book Value	95,878
Balance, Net Book Value	58,475
— Depreciation charge for the period	(1,228)	$ (120)
Balance, Net Book Value	$ 105,816